REGULATORY MATTERS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity Tier I Capital, Actual	$ 106,918
Common equity Tier I Capital to Risk-Weighted Assets, Actual	12.90%
Common equity Tier I Capital, For Minimum Capital Requirement	$ 37,177
Common equity Tier I Capital to Risk-Weighted Assets, For Minimum Capital Requirement	4.50%
Common equity Tier I Capital, For Minimum to be Well Capitalized	$ 53,699
Common equity Tier I Capital to Risk Weighted Assets, For Minimum to be Well Capitalized	6.50%
Total Capital, Actual	$ 115,552	$ 112,554
Total Capital to Risk-Weighted Assets, Actual	14.00%	14.40%
Total Capital, For Minimum Capital Requirement	$ 66,092	$ 62,628
Total Capital to Risk-Weighted Assets, For Minimum Capital Requirement	8.00%	8.00%
Total Capital, For Minimum to be Well Capitalized	$ 82,615	$ 78,285
Total Capital to Risk Weighted Assets, For Minimum to be Well Capitalized	10.00%	10.00%
Tier I Capital, Actual	$ 106,918	$ 104,620
Tier I Capital to Risk-Weighted Assets, Actual	12.90%	13.40%
Tier I Capital, For Minimum Capital Requirement	$ 49,569	$ 31,314
Tier I Capital to Risk-Weighted Assets, For Minimum Capital Requirement	6.00%	4.00%
Tier I Capital, For Minimum to be Well Capitalized	$ 66,092	$ 46,971
Tier I Capital to Risk-Weighted Assets, For Minimum to be Well Capitalized	8.00%	6.00%
Tier I Capital, Actual	$ 106,918	$ 104,620
Tier I Capital to Average Assets, Actual	8.70%	9.20%
Tier I Capital, For Minimum Capital Requirement	$ 49,420	$ 45,707
Tier I Capital to Average Assets, For Minimum Capital Requirement	4.00%	4.00%
Tier I Capital, For Minimum to be Well Capitalized	$ 61,775	$ 57,133
Tier I Capital to Average Assets, For Minimum to be Well Capitalized	5.00%	5.00%
First Farmers Merchant Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity Tier I Capital, Actual	$ 109,960
Common equity Tier I Capital to Risk-Weighted Assets, Actual	13.30%
Common equity Tier I Capital, For Minimum Capital Requirement	$ 37,256
Common equity Tier I Capital to Risk-Weighted Assets, For Minimum Capital Requirement	4.50%
Total Capital, Actual	$ 118,594	$ 115,532
Total Capital to Risk-Weighted Assets, Actual	14.30%	14.80%
Total Capital, For Minimum Capital Requirement	$ 66,234	$ 62,628
Total Capital to Risk-Weighted Assets, For Minimum Capital Requirement	8.00%	8.00%
Tier I Capital, Actual	$ 109,960	$ 107,598
Tier I Capital to Risk-Weighted Assets, Actual	13.30%	13.70%
Tier I Capital, For Minimum Capital Requirement	$ 49,675	$ 31,314
Tier I Capital to Risk-Weighted Assets, For Minimum Capital Requirement	6.00%	4.00%
Tier I Capital, Actual	$ 109,960	$ 107,598
Tier I Capital to Average Assets, Actual	8.90%	9.70%
Tier I Capital, For Minimum Capital Requirement	$ 49,599	$ 44,513
Tier I Capital to Average Assets, For Minimum Capital Requirement	4.00%	4.00%